Real Estate Acquisitions and Dispositions (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Real Estate Investments, Net [Abstract]
Real Estate Acquisitions and Dispositions

5. REAL ESTATE ACTIVITY
Acquisitions—The following table summarizes our real estate acquisitions during the six months ended June 30, 2019 and 2018 (dollars in thousands):

Property Name	Location	Anchor Tenant	Acquisition Date	Purchase Price	Leased % of Rentable Square Feet at Acquisition
Murray Landing Outparcel	Columbia, SC	N/A	5/16/2019	$295	N/A
Naperville Crossings	Naperville, IL	ALDI	4/26/2019	49,585	88.0%
Shoppes of Lake Village	Leesburg, FL	Publix	2/26/2018	8,423	71.3%

The fair value and weighted-average useful life at acquisition for lease intangibles acquired as part of the above acquisitions are as follows (dollars in thousands, weighted-average useful life in years):

	Six Months Ended
	June 30, 2019		June 30, 2018
	Fair Value	Weighted-Average Useful Life	Fair Value	Weighted-Average Useful Life
In-place lease assets	$4,736	11	$946	6
Above-market lease assets	825	8	74	3
Below-market lease liabilities	(2,097)	16	(457)	16
Property Sales—The following table summarizes our property sales activity (dollars in thousands):

	Six Months Ended
	June 30,
	2019	2018
Number of properties sold	6	2
Number of outparcels sold	1	—
Proceeds from sale of real estate	$47,857	$13,300
Gain on sale of properties, net(1)	6,627	985

(1)	The gain on sale of properties, net does not include miscellaneous write-off activity, which is also recorded in Gain on Disposal of Property, Net on the consolidated statements of operations.
Property Held for Sale—As of June 30, 2019, two properties were classified as held for sale. For information regarding the disposition of held for sale property, refer to Note 16. As of December 31, 2018, we had two properties that were classified as held for sale, and both were sold in the first quarter of 2019. Properties classified as held for sale as of June 30, 2019 and December 31, 2018, were under contract to sell, with no substantive contingencies, and the prospective buyers had significant funds at risk as of the respective reporting date. A summary of assets and liabilities for the properties held for sale as of June 30, 2019 and December 31, 2018, is below (in thousands):

	June 30, 2019	December 31, 2018
ASSETS
Total investment in real estate assets, net	$15,555	$16,889
Other assets, net	322	475
Total assets	$15,877	$17,364
LIABILITIES
Below-market lease liabilities, net	$117	$208
Accounts payable and other liabilities	185	388
Total liabilities	$302	$596

Impairment of Real Estate Assets—During the three and six months ended June 30, 2019, we recognized impairment charges totaling $25.2 million and $38.9 million, respectively. During the three and six months ended June 30, 2018, we recognized an impairment charge totaling $10.9 million. The impairments were associated with certain anticipated property dispositions where the net book value exceeded the estimated fair value. Our estimated fair value was based upon the contracted price to sell or the marketed price for disposition, less costs to sell. We have applied reasonable estimates and judgments in determining the amount of impairment recognized.

5. REAL ESTATE ACQUISITIONS AND DISPOSITIONS
Acquisitions—During the year ended December 31, 2018, we acquired 91 grocery-anchored shopping centers, including 86 shopping centers through the Merger (see Note 3 for more detail) and five grocery-anchored shopping centers outside of the Merger. We also acquired two land parcels adjacent to properties we currently own for approximately $1.0 million during the year ended December 31, 2018. During the year ended December 31, 2017, we acquired 84 shopping centers, including 76 shopping centers through the PELP transaction (see Note 4 for more detail) and eight grocery-anchored shopping centers outside of the PELP transaction. All of the 2018 and 2017 acquisitions, excluding those acquired in the PELP transaction in 2017, were classified as asset acquisitions. As such, most acquisition-related costs were capitalized and have been included in the total purchase prices shown below.
The following table summarizes our real estate assets acquired during the year ended December 31, 2018 (excluding properties related to the Merger; dollars in thousands):

Property Name	Location	Anchor Tenant	Acquisition Date	Purchase Price		Leased % of Rentable Square Feet at Acquisition
Shoppes of Lake Village	Leesburg, FL	Publix	2/26/2018	$8,423		71.3%
Sierra Vista Plaza	Murrieta, CA	Stater Brothers(1)	9/28/2018	22,151		81.0%
Wheat Ridge Marketplace	Wheat Ridge, CO	Safeway	10/3/2018	18,684	(2)	90.1%
Atlantic Plaza	North Reading, MA	Stop & Shop	11/9/2018	27,250		95.9%
Cinco Ranch at Market Center	Katy, TX	Target(1)	12/12/2018	21,359		96.0%

(1)	Stater Brothers and Target are in a portion of the shopping centers that we do not own.

(2)	The purchase price includes the fair value of debt assumed as part of the acquisition.
During the year ended December 31, 2017, we acquired the following real estate assets (excluding properties related to the PELP transaction; dollars in thousands):

Property Name	Location	Anchor Tenant	Acquisition Date	Purchase Price		Leased % of Rentable Square Feet at Acquisition
Atwater Marketplace	Atwater, CA	Save Mart	2/10/2017	$15,047		94.6%
Rocky Ridge Station	Roseville, CA	Sprouts	4/18/2017	37,269	(1)	96.3%
Greentree Station	Racine, WI	Pick ‘n Save	5/5/2017	12,330		90.3%
Titusville Station	Titusville, FL	Publix	6/15/2017	13,830		71.7%
Sierra Station	Corona, CA	Ralph’s	6/20/2017	29,175	(1)	94.0%
Hoffman Village Station	Hoffman Estates, IL	Mariano’s	9/5/2017	34,923		93.1%
Winter Springs(2)	Winter Springs, FL	Publix	10/20/2017	24,976		91.9%
Flynn Crossing(2)	Alpharetta, GA	Publix	10/26/2017	23,806		96.4%

(1)	The purchase price includes the fair value of debt assumed as part of the acquisition.

(2)	These properties were contributed or sold to the GRP I joint venture in November 2018.
The fair value at acquisition and weighted-average useful life for in-place, above-market, and below-market lease intangibles acquired as part of the transactions above during the years ended December 31, 2018 and 2017, are as follows (dollars in thousands, weighted-average useful life in years):

	2018		2017
	Fair Value	Weighted-Average Useful Life	Fair Value	Weighted-Average Useful Life
In-place leases	$9,239	8	$17,740	13
Above-market leases	1,045	9	1,314	6
Below-market leases	(2,736)	15	(5,736)	18

Dispositions—The following table summarizes our real estate disposition activity, excluding properties contributed or sold to GRP I, for the years ended December 31, 2018 and 2017 (dollars in thousands):

	2018	2017
Number of properties sold	8	1
Gross proceeds on sale of properties	$82,145	$6,486
Gain on sale of properties, net	16,757	1,760

Property Held for Sale—As of December 31, 2018, two properties were classified as held for sale, as they were under contract to sell, with no substantive contingencies, and the prospective buyers had significant funds at risk. Both properties were disposed of subsequent to December 31, 2018. A summary of assets and liabilities for the properties held for sale as of December 31, 2018, is below (in thousands):

2018
ASSETS
Total investment in real estate assets, net	$16,889
Other assets, net	475
Total assets	$17,364
LIABILITIES
Below-market lease liabilities, net	$208
Accounts payable and other liabilities	388
Total liabilities	$596